UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2001
                                                -----------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      AARON FLECK & ASSOCIATES L.L.C.
           --------------------------------------------------
Address:   1800 2ND Street, SUITE 799
           --------------------------------------------------
           SARASOTA, FLORIDA 34236
           --------------------------------------------------


Form 13F File Number:    -
              -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      KEVIN S. AARONS
           -----------------------------------------------
Title:     CHIEF FINANCIAL OFFICER
           -----------------------------------------------
Phone:     (203) 422-2160
           -----------------------------------------------

Signature, Place, and Date of Signing:

/S/ Kevin S. Aarons  Greenwich, Connecticut  May 10, 2001
-------------------  ----------------------  -----------------








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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)










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                       Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        43
                                               -------------

Form 13F Information Table Value Total:        $136,127
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE









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                           Form 13F INFORMATION TABLE


                                                               VALUE     SHRS OR   SH/ PUT/  INVESTMENT    OTHER    VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS     CUSIP      (X 1000)   PRN AMT   PRN CALL  DISCRETION   MANAGERS  SOLE SHARED NONE

COMCAST CORP                    CL A SPL         200300200     42,936   1,023,789               YES          NO      X
AT&T CORP                       COM LIB GRP A    001957208     29,670   2,119,277               YES          NO      X
CABLEVISION SYS CORP            COM              12686C109     13,021     185,066               YES          NO      X
BELLSOUTH CORP                  COM              079860102      8,042     196,534               YES          NO      X
VODAFONE GROUP                  COM              92857T107      6,038     222,390               YES          NO      X
AT&T CORP                       COM              001957109      4,057     190,484               YES          NO      X
SBC COMMUNICATIONS INC          COM              78387G103      3,611      80,906               YES          NO      X
AMERICAN TOWER CORP /MA/        COM              029912201      3,001     162,234               YES          NO      X
GENERAL ELEC CO                 COM              369604103      2,829      67,584               YES          NO      X
GANNETT CO INC                  COM              364730101      2,480      41,521               YES          NO      X
COMCAST CORP                    CL A             200300101      2,115      51,356               YES          NO      X
AMERICA ONLINE INC DEL          COM              02364J104      1,616      40,239               YES          NO      X
TEXAS INSTRUMENTS INC           COM              882508104      1,615      52,130               YES          NO      X
UNITEDGLOBALCOM INC             COM              925529208      1,506     114,765               YES          NO      X
SLM HOLDING CORP                COM              78442A109      1,271      17,500               YES          NO      X
UNIVISION COMM INC              CL A             941906102      1,238       32450               YES          NO      X
CHARTER COMMUNICATIONS INC DEL  COM              16117M107      1,091      48,241               YES          NO      X
NTL INC                         COM              629407107      1,067      42,420               YES          NO      X
VIACOM INC                      CL A             925524100        980       22015               YES          NO      X
AMERICAN HOME PRODS CORP        COM              026609107        870      14,800               YES          NO      X
JOHNSON & JOHNSON               COM              478160104        721       8,240               YES          NO      X
WINSTAR COMMUNICATIONS INC      COM              975515107        700     324,830               YES          NO      X
CMGI INC                        COM              125750109        592     233,192               YES          NO      X
ENDESA SA                       SPONSORED ADR    2925BN107        444      26,800               YES          NO      X
AUTOMATIC DATA PROCESSING INC   COM              053015103        435       8,000               YES          NO      X
ACTV INC                        COM              00088E104        411     100,295               YES          NO      X
SCHLUMBERGER LTD                COM              806857108        369       6,410               YES          NO      X
EXODUS COMMUNICATIONS INC       COM              302088109        360      33,520               YES          NO      X
WELLS FARGO & Co                COM              949746101        351       7,100               YES          NO      X
MERCK & Co Inc                  COM              589331107        311       4,100               YES          NO      X
TARGET CORP                     COM              87612E106        310       8,600               YES          NO      X
STATE STR CORP                  COM              857477103        280       3,000               YES          NO      X
AMERICAN INTL GROUP INC         COM              026874107        278       3,450               YES          NO      X
MGIC INVT CORP WIS              COM              552848103        263       3,837               YES          NO      X
COX COMMUNICATIONS INC NEW      CL A             224044107        235       5,278               YES          NO      X
AMGEN INC                       COM              031162100        234       3,880               YES          NO      X
CITY NATL CORP                  COM              178566105        219       5,712               YES          NO      X
FORD MOTOR CO                   COM              345370860        214       7,617               YES          NO      X
LUCENT TECHNOLOGIES INC         COM              549463107        162      16,256               YES          NO      X
LIBERTY DIGITAL INC             CL A             530436104         67      10,718               YES          NO      X
WOMEN FIRST HEALTHCARE INC      COM              978150100         41      14,100               YES          NO      X
VIATEL INC                      COM              925529208         39      70,095               YES          NO      X
EPICEDGE INC                    COM              29426X102         37     100,000               YES          NO      X




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